DARSIE & ELSTE

ATTORNEYS AT LAW

P.O. Box 28

VERSAILLES, KENTUCKY 40383

TELEPHONE:  (859) 221-9847

FAX:  (859) 873-3606

E-MAIL:  darsieandelste@aol.com

GAY M. ELSTE	JOHN C. DARSIE, JR.
(1936-1994)

September 4, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:  Proxy Filing Desk

Dear Madam or Sir:

Please find attached the 2014 preliminary proxy statement for Dupree Mutual Funds Annual Meeting of shareholders. A preliminary proxy statement is being filed reflecting actions to be taken at the annual meeting of shareholders :  1) a vote by all shareholders to elect trustees; 2) a vote by all shareholders to ratify the selection of independent certified public accountants for the Fiscal Year ending June 30, 2015; and 3) separate votes by shareholders of each Series of Dupree Mutual Funds to ratify new Investment Advisory Agreements to take effect November 1, 2014. The new Investment Advisory Agreements are identical in substance to the Investment Advisory Agreements which all expire October 31, 2014. Effective November 1, 2014 ownership of the voting stock of the current Investment Adviser will transfer from the current owner, Thomas P. Dupree, Sr., to his two daughters and son-in-law; assuming the shareholders approve the new Investment Advisory Agreements. This preliminary proxy statement will have certain shareholder share information completed as of the record date of September 5, 2014.

Proxy statements and forms of proxy are anticipated to be transmitted to security holders beginning on September 19, 2014.

Please feel free to contact the undersigned at 859 221.9847 for any further information which may be needed.

Yours very truly,

Gay M. Elste

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